BREAKDOWN OF EXPENSES - Disclosure of breakdown of expenses (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Stock-based compensation	$ 37,405	$ 0	$ 1,144,342
Total	1,070,574	826,439	2,245,589
General and Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Accounting and audit fees	92,723	192,403	73,202
Consulting fees	136,475	138,523	328,805
Investor relations	261,908	0	0
General office expenses	20,209	31,160	13,033
Insurance	11,180	16,065	11,401
Legal fees	224,140	51,603	152,144
Management fees	92,127	0	118,000
Rent	6,000	6,963	10,726
Salaries and benefits	54,100	330,337	313,626
Stock-based compensation	99,588	0	1,144,342
Transfer agent and filing fees	63,912	59,385	80,310
Travel	8,212
Total	$ 1,070,574	$ 826,439	$ 2,245,589